Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cartesian Growth Corp [Member]
Fair Value Disclosures [Line Items]
Fair Value Measurements
Note 9 — Fair Value Measurements
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$347,105,214	$347,105,214	$—	$—

Liabilities:
Public Warrants Liability	$3,278,650	$3,278,650	$—	$—
Private Warrants Liability	3,086,428	—	—	3,086,428

	$6,365,078	$3,278,650	$—	$3,086,428

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,031,308	$345,031,308	$—	$—

Liabilities:
Public Warrants Liability	$12,765,000	$12,765,000	$—	$—
Private Warrants Liability	10,328,609	—	—	10,328,609

	$23,093,609	$12,765,000	$—	$10,328,609

The Warrants are accounted for as liabilities in accordance with
ASC 815-40 and
are presented within warrant liabilities on the condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statements of operations.
The Company established the initial fair value of the Public Warrants and Private Warrants on February 26, 2021, the date of the Company’s IPO, using a Monte Carlo simulation model. As of September 30, 2022 and December 31, 2021, the fair value for the Private Warrants was estimated using a Monte Carlo simulation model, and the fair value of the Public Warrants by reference to the quoted market price. The Public Warrants and Private Warrants were classified as Level 3 at the initial measurement date, and the Private Warrants were classified as Level 3 as of September 30, 2022 and December 31, 2021 due to the use of unobservable inputs. For the period ended December 31, 2021, the Public Warrants were reclassified from a Level 3 to a Level 1 classification due to the use of the observed trading price of the separated Public Warrants. For the three and nine months ended September 30, 2022, there were no transfers between Levels 1, 2 or 3.
The following table presents the changes Level 3 liabilities for the nine months ended September 30, 2022:

Fair Value at January 1, 2022	$10,328,609
Change in fair value	(4,682,154)

Fair Value at March 31, 2022	5,646,455
Change in fair value	225,658

Fair Value at June 30, 2022	5,872,113
Change in fair value	(2,785,685)

Fair Value at September 30, 2022	$3,086,428

The following table presents the changes Level 3 liabilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of Public Warrants and Private Warrants	27,004,700
Transfer of Public Warrants to Level 1	(15,007,500)
Change in fair value	(1,668,591)

Fair Value at December 31, 2021	$10,328,609

The key inputs into the Monte Carlo simulation model as of September 30, 2022 and December 31, 2021 were as follows:

	September 30, 2022	December 31, 2021
Risk-free interest rate	4.05%	1.30%
Expected term remaining (years)	5.19	5.49
Expected volatility	34.1%	17.5%
Trading stock price	$9.91	$9.88
The Company utilizes a Monte Carlo simulation model to estimate the fair value of the conversion feature of the Working Capital Note, which is required to be recorded at its initial fair value on the date of issuance and each balance sheet date thereafter. Changes in the estimated fair value of the conversion feature of the Working Capital Note are recognized as non-cash
gains or losses in the condensed statements of operations.
The key assumptions in the Monte Carlo simulation model relate to the expected trading share-price volatility of the Class A ordinary shares, risk-free interest rate, strike price – warrants and debt conversion, expected term of the warrants and the probability of consummation of a Business Combination. The expected trading share-price volatility of the Class A ordinary shares is based on the average trading share price volatility of shares of special purpose acquisition companies (SPACs) that are searching for a target to consummate a business combination. The risk-free interest rate is based on interpolation of U.S. Treasury yields with a term commensurate with the term of the warrants. The Company anticipates the dividend yield to be zero. The expected term of the warrants is assumed to be the timing and likelihood of consummating a Business Combination.
The estimated fair value of the conversion feature of the Working Capital Note as of issuance and for the period ended September 30, 2022 are $41,331 and $0, respectively.

The following are the primary assumptions used for the valuation of the conversion feature of the Working Capital Note:

	May 25, 2022	September 30, 2022
Warrant Valuation Terms
Risk-free interest rate	2.72%	4.05%
Expected term remaining (years)	5.32	5.19
Expected volatility	10.9%	34.1%
Trading share price	$9.77	$9.91

	May 25, 2022	September 30, 2022
Compound Option Terms
Strike price — debt conversion	$1.00	$1.00
Strike price — warrants	$11.50	$11.50
Term — debt conversion	0.32	0.19
Term — warrant conversion	5.32	5.19
Probability of consummation of a Business Combination	90%	90%
Probability of consummation of a Business Combination — Target Date 11/30/2022	90%	90%
Probability of consummation of a Business Combination — Target Date 2/28/2023	10%	10%
The following table presents the changes in the fair value of the Level 3 conversion option:

Fair value at May 25, 2022 (date of issuance)	$41,331
Change in fair value	(35,333)

Fair value at June 30, 2022	5,998
Change in fair value	(5,998)

Fair value at September 30, 2022	$—

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the period ended September 30, 2022 for the conversion feature of the Working Capital Note.

Note 8 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,031,308	$345,031,308	$—	$—

Liabilities:
Public Warrants Liability	12,765,000	12,765,000	—	—
Private Warrants Liability	10,328,609	—	—	10,328,609

	$23,093,609	$12,765,000	$—	$10,328,609

The Warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statement of Operations.
The Company established the initial fair value of the Public Warrants and Private Warrants on February 26, 2021, the date of the Company’s IPO, using a Monte Carlo simulation model. As of December 31, 2021, the fair value for the Private Warrants was estimated using a Monte Carlo simulation model, and the fair value of the Public Warrants by reference to the quoted market price. The Public and Private Warrants were classified as Level 3 at the initial measurement date, and the Private Warrants were classified as Level 3 as of December 31, 2021 due to the use of unobservable inputs. For the period ending December 31, 2021, the Public Warrants were reclassified from a Level 3 to a Level 1 classification due to use of the observed trading price of the separated Public Warrants.
The following table presents the changes Level 3 liabilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	27,004,700
Transfer of public warrants to Level 1	(15,007,500)
Change in fair value	(1,668,591)

Fair Value at December 31, 2021	$10,328,609

The key inputs into the Monte Carlo simulation as of February 26, 2021 and December 31, 2021 were as follows:

	(Initial Measurement) February 26, 2021	December 31, 2021
Risk-free interest rate	0.98%	1.30%
Expected term remaining (years)	6.13	5.49
Expected volatility	24.2%	17.5%
Stock price	$9.565	$9.88